Financial Instruments - Summary of Interest-Bearing Financial instruments (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments By Type Of Interest Rate [Abstract]
Cash and cash equivalents	$ 177,990	$ 187,647